Disclosures about Fair Value of Financial Instruments (Details 1) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2012	Dec. 31, 2011
Recurring
Available-for-sale Securities	$ 15,246	$ 18,780
Recurring [Member]
Recurring
Available-for-sale Securities	15,246	18,780
Nonrecurring [Member]
Nonrecurring
Impaired loans	2,843	5,942
Foreclosed assets	2,393	645
Assets/Liabilities Measured at Fair Value [Member] | Recurring [Member]
Recurring
Available-for-sale Securities	15,246	18,780
Assets/Liabilities Measured at Fair Value [Member] | Nonrecurring [Member]
Nonrecurring
Impaired loans	2,843	5,942
Foreclosed assets	2,393	645
Quoted Prices in Active Markets for Identical Assets (Level 1) [Member] | Recurring [Member]
Recurring
Available-for-sale Securities
Quoted Prices in Active Markets for Identical Assets (Level 1) [Member] | Nonrecurring [Member]
Nonrecurring
Impaired loans
Foreclosed assets
Significant Other Observable Inputs (Level 2) [Member] | Recurring [Member]
Recurring
Available-for-sale Securities	15,246	18,780
Significant Other Observable Inputs (Level 2) [Member] | Nonrecurring [Member]
Nonrecurring
Impaired loans
Foreclosed assets
Significant Unobservable Inputs (Level 3) [Member] | Recurring [Member]
Recurring
Available-for-sale Securities
Significant Unobservable Inputs (Level 3) [Member] | Nonrecurring [Member]
Nonrecurring
Impaired loans	2,843	5,942
Foreclosed assets	$ 2,393	$ 645